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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 3/31/2000
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      CITY CAPITAL COUNSELLING, INC.
          ---------------------------------------------
 Address:   1100 PEACHTREE STREET
          ---------------------------------------------
            SUITE 1500
          ---------------------------------------------
            ATLANTA, GA 30309
          ---------------------------------------------

 Form 13F File Number:  28-3050
                        -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     WILLIS P. DOBBS
          ---------------------------------------------
 Title:    PRESIDENT
          ---------------------------------------------
 Phone:    404-874-1110
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ WILLIS P. DOBBS       ATLANTA, GA                   06/01/2000
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                      Name

     28-
        -----------------                      -----------------
     [Repeat as necessary.]

                         City Capital Counseling, Inc
                                   FORM 13F
                                March 31, 2000



                                                                             Value       Shares/     Sh/         Put/
      Name of Issuer              Title of class          CUSIP             (x$1000)    Prn Amt     Prn         Call
------------------------------   ----------------     --------------        --------    --------    ---         ----
3COM CORPORATION                 COM                   885535104                1341       24100     SH
ABBOTT LABS                      COM                   282410                   1986       56450     SH
AMERICAN INTL GROUP              COM                   268741071                4972       45405     SH
AMGEN COMMON                     COM                   311621007                 622       10140     SH
AT&T CORP                        COM                   001957109                5811      103190     SH
AUTOMATIC DATA PROCESSING        COM                   5301510                  4767       98800     SH
AVERY DENNISON                   COM                   536111099                4479       73350     SH
BANK ONE CORP COM                COM                   06423a103                 404       11714     SH
BELLSOUTH CORP                   COM                   7986010                   230        4896     SH
BIOGEN INC.                      COM                   090597105                 217        3100     SH
CAPITAL ONE FINANCIAL CORP       COM                   14040h105                7362      153565     SH
CINTAS                           COM                   172908105                6028      153831     SH
CISCO SYSTEMS                    COM                   17275r102                7700       99600     SH
CITIGROUP INC.                   COM                   173034109                 368        6149     SH
COCA COLA CO                     COM                   191216100                5563      118515     SH
COMPUTER ASSOCIATES, INC.        COM                   204912109                1705       28801     SH
DELL COMPUTER CORP               COM                   247025109                5140       95290     SH
EARTHLINK INC                    COM                   270321102                1225       63000     SH
EMC CORP/MASS                    COM                   268648102                 467        3704     SH
ENTREMED INC COM                 COM                   29382f103                1383       23350     SH
EXXON CORP                       COM                   302290101                 506        6492     SH
FEDERAL HOME LOAN MTG CORP       COM                   313400301                2011       45520     SH
FEDERAL NAT'L MTG ASSOC          COM                   313586109                3630       64170     SH
FIRST UNION CORP                 COM                   337358105                 220        5914     SH
FOREST LABS CL A                 COM                   345838106                7311       86525     SH
GENERAL ELECTRIC CO              COM                   369604103                1320        8480     SH
GENERAL MOTORS CORP CLASS H      COM                   370442501                 249        2000     SH
GLOBALSTAR TELECOMMUN COM        COM                   g3930h104                 134        9650     SH
HOME DEPOT                       COM                   437076102                4184       64865     SH
IMCLONE SYSTEMS                  COM                   45245w109                 231        3000     SH
IMMUNEX CORP                     COM                   452528102                 422        6650     SH
INKTOMI CORP                     COM                   457277101                 819        4200     SH
INNOTRAC CORPORATION             COM                   45767m109                 153       20700     SH
INTEL CORP                       COM                   458140100                8137       61670     SH
JOHNSON & JOHNSON                COM                   478160104                3970       56508     SH
LILLY ELI & CO                   COM                   532457108                1608       25675     SH
LORAL SPACE & COMMNCTN COM       COM                   g56462107                 161       15900     SH
MCI WORLDCOM INC                 COM                   98155k102                 270        5962     SH
MCKESSON HBOC INC                COM                   58155q103                 265       12621     SH
MEDTRONIC INC.                   COM                   585055106                7721      150100     SH
MERCK & CO INC                   COM                   589331107                5871       94500     SH
MERCURY INTERACTIVE CORP.        COM                   589405109                 460        5800     SH
MICROSOFT                        COM                   594918104                3125       29410     SH
MOTOROLA INC.                    COM                   620076109                6048       41425     SH
NOKIA CORP ADR A                 COM                   654902204                 313        1412     SH
NORTEL NETWORKS CORP COM         COM                   665815106                 956        7580     SH
NORTHERN TRUST CORP              COM                   665859104                2760       40850     SH
ORACLE SYSTEMS                   COM                   68389x105                 711        9106     SH
PALM INC.                        COM                   696642107                 135        3000     SH
PAYCHEX INC                      COM                   704326107                4566       87172     SH
PROVIDIAN FINANCIAL CORP         COM                   74406a102                 437        5050     SH
QUALCOMM INC                     COM                   747525103                 392        2624     SH
SCHERING PLOUGH CORP             COM                   806605101                 382       10300     SH
SHAW INDUSTRIES INC              COM                   820286102                 169       11100     SH
SOUTHWEST AIRLINES               COM                   844741108                1023       49150     SH
STRYKER CORP                     COM                   863667101                7392      105985     SH
SUN MICROSYSTEMS INC             COM                   866810104                2610       27850     SH
SUNTRUST BKS INC                 COM                   867914103                4717       81680     SH
SYNOVUS FINANCIAL CORP           COM                   124780107                 338       17932     SH
TELLABS INC.                     COM                   879664100                6569      104294     SH
U S WEST INC                     COM                   91273h101                5037       69350     SH
VODAFONE AIRTOUCH PLC-SP ADR     COM                   92857T107                3303       59450     SH
WAL MART STORES INC              COM                   931142103                4711       83375     SH
WARNER LAMBERT CO                COM                   934488107                3005       30760     SH
DAY INTL GROUP, CONV CUMULATIV   PFD                   999999999                5000        5000     SH
REPORT SUMMARY                   65 DATA RECORDS                              175118                  0

                                                                              Voting Authority
                                                                      ----------------------------------
                                        Invstmt         Other
        Name of Issuer                  Dscretn        Managers          Sole        Shared      None
------------------------------       -----------    --------------    ----------    --------    --------
3COM CORPORATION                        Sole                               24100
ABBOTT LABS                             Sole                               56450
AMERICAN INTL GROUP                     Sole                               45405
AMGEN COMMON                            Sole                               10140
AT&T CORP                               Sole                              103190
AUTOMATIC DATA PROCESSING               Sole                               98800
AVERY DENNISON                          Sole                               73350
BANK ONE CORP COM                       Sole                               11714
BELLSOUTH CORP                          Sole                                4896
BIOGEN INC.                             Sole                                3100
CAPITAL ONE FINANCIAL CORP              Sole                              153565
CINTAS                                  Sole                              153831
CISCO SYSTEMS                           Sole                               99600
CITIGROUP INC.                          Sole                                6149
COCA COLA CO                            Sole                              118515
COMPUTER ASSOCIATES, INC.               Sole                               28801
DELL COMPUTER CORP                      Sole                               95290
EARTHLINK INC                           Sole                               63000
EMC CORP/MASS                           Sole                                3704
ENTREMED INC COM                        Sole                               23350
EXXON CORP                              Sole                                6492
FEDERAL HOME LOAN MTG CORP              Sole                               45520
FEDERAL NAT'L MTG ASSOC                 Sole                               64170
FIRST UNION CORP                        Sole                                5914
FOREST LABS CL A                        Sole                               86525
GENERAL ELECTRIC CO                     Sole                                8480
GENERAL MOTORS CORP CLASS H             Sole                                2000
GLOBALSTAR TELECOMMUN COM               Sole                                9650
HOME DEPOT                              Sole                               64865
IMCLONE SYSTEMS                         Sole                                3000
IMMUNEX CORP                            Sole                                6650
INKTOMI CORP                            Sole                                4200
INNOTRAC CORPORATION                    Sole                               20700
INTEL CORP                              Sole                               61670
JOHNSON & JOHNSON                       Sole                               56508
LILLY ELI & CO                          Sole                               25675
LORAL SPACE & COMMNCTN COM              Sole                               15900
MCI WORLDCOM INC                        Sole                                5962
MCKESSON HBOC INC                       Sole                               12621
MEDTRONIC INC.                          Sole                              150100
MERCK & CO INC                          Sole                               94500
MERCURY INTERACTIVE CORP.               Sole                                5800
MICROSOFT                               Sole                               29410
MOTOROLA INC.                           Sole                               41425
NOKIA CORP ADR A                        Sole                                1412
NORTEL NETWORKS CORP COM                Sole                                7580
NORTHERN TRUST CORP                     Sole                               40850
ORACLE SYSTEMS                          Sole                                9106
PALM INC.                               Sole                                3000
PAYCHEX INC                             Sole                               87172
PROVIDIAN FINANCIAL CORP                Sole                                5050
QUALCOMM INC                            Sole                                2624
SCHERING PLOUGH CORP                    Sole                               10300
SHAW INDUSTRIES INC                     Sole                               11100
SOUTHWEST AIRLINES                      Sole                               49150
STRYKER CORP                            Sole                              105985
SUN MICROSYSTEMS INC                    Sole                               27850
SUNTRUST BKS INC                        Sole                               81680
SYNOVUS FINANCIAL CORP                  Sole                               17932
TELLABS INC.                            Sole                              104294
U S WEST INC                            Sole                               69350
VODAFONE AIRTOUCH PLC-SP ADR            Sole                               59450
WAL MART STORES INC                     Sole                               83375
WARNER LAMBERT CO                       Sole                               30760
DAY INTL GROUP, CONV CUMULATIV          Sole                                5000
REPORT SUMMARY                        OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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